Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 4, 2011
Registrant Name	dei_EntityRegistrantName	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001011378
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 4, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

Mid Cap Growth Portfolio (Prospectus Summary): | Mid Cap Growth Portfolio
Mid Cap Growth Portfolio (Class I)

Prospectus Supplement

October 4, 2011

The Universal Institutional Funds, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Mid Cap Growth Portfolio (Class I)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Mid Cap Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Mid Cap Growth Portfolio (Prospectus Summary): | Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Mid Cap Growth Portfolio (Class I)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

October 4, 2011

The Universal Institutional Funds, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Mid Cap Growth Portfolio (Class I)

Investment Strategy, Heading	rr_StrategyHeading	The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Mid Cap Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0001011378_Supplementclosingtextblock	Please retain this supplement for future reference.
Mid Cap Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMGPX

Mid Cap Growth Portfolio (Second Summary Prospectus) | Mid Cap Growth Portfolio
Mid Cap Growth Portfolio (Class II)

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Mid Cap Growth Portfolio (Class II)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Mid Cap Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Mid Cap Growth Portfolio (Second Summary Prospectus) | Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Mid Cap Growth Portfolio (Class II)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Mid Cap Growth Portfolio (Class II)

Investment Strategy, Heading	rr_StrategyHeading	The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Mid Cap Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0001011378_Supplementclosingtextblock	Please retain this supplement for future reference.

Small Company Growth Portfolio (Prospectus Summary): | Small Company Growth Portfolio
Small Company Growth Portfolio (Class II)

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Small Company Growth Portfolio (Class II)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Small Company Growth Portfolio (Prospectus Summary): | Small Company Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Small Company Growth Portfolio (Class II)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Small Company Growth Portfolio (Class II)

Investment Strategy, Heading	rr_StrategyHeading	The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0001011378_Supplementclosingtextblock	Please retain this supplement for future reference.

Growth Portfolio (Prospectus Summary): | Growth Portfolio
Growth Portfolio (Class I)

Prospectus Supplement

October 4, 2011

The Universal Institutional Funds, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Growth Portfolio (Class I)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Growth Portfolio (Prospectus Summary): | Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Growth Portfolio (Class I)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

October 4, 2011

The Universal Institutional Funds, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Growth Portfolio (Class I)

Investment Strategy, Heading	rr_StrategyHeading	The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0001011378_Supplementclosingtextblock	Please retain this supplement for future reference.

Growth Portfolio (Second Summary Prospectus) | Growth Portfolio
Growth Portfolio (Class II)

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Growth Portfolio (Class II)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Growth Portfolio (Second Summary Prospectus) | Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Growth Portfolio (Class II)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Growth Portfolio (Class II)

Investment Strategy, Heading	rr_StrategyHeading	The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0001011378_Supplementclosingtextblock	Please retain this supplement for future reference.